Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Joint Ventures
Non current assets	$ 188,029	$ 176,963	$ 157,683
Cash and cash equivalents	27,352	27,907	33,185	$ 24,597
Total assets	273,294	256,762	242,631
Shareholder's equity	119,305	118,114	114,037	$ 101,574
Financial debt	47,773	40,129	41,340
Current borrowings	14,819	13,306	11,096
Total liabilities & shareholders' equity	273,294	256,762	242,631
Revenues from sales	176,249	184,106	149,099
Income taxes	(5,872)	(6,516)	(3,029)
Net income	11,438	11,550	8,299
Other comprehensive income	(781)	(3,494)	6,725
Equity value	23,123	18,689	16,968
Profit/(loss)	3,406	3,170	2,015
Share of Other Comprehensive Income, net amount	408	(540)	(677)
Liquefaction entities | Integrated Gas, Renewables and Power
Joint Ventures
Non current assets	70,279	68,003	59,422
Current assets excluding cash and cash equivalents	1,866	1,928	966
Cash and cash equivalents	1,678	339	1,258
Total assets	73,823	70,270	61,646
Shareholder's equity	7,151	7,059	4,037
Other non current liabilities	6,864	3,472	504
Financial debt	56,379	56,841	55,566
Other current liabilities	3,429	2,898	1,539
Total liabilities & shareholders' equity	73,823	70,270	61,646
Revenues from sales	9,240	2,908	37
Depreciation and depletion of tangible assets and mineral interests	(3,040)	(1,227)	(10)
Interest income	5	119	16
Interest expense	(2,993)	(670)	(15)
Income taxes	(270)	(386)	338
Net income	383	2,029	(1,730)
Other comprehensive income	(429)	132	97
Revaluation identifiable assets on equity affiliates	660	683	905
Equity value	2,318	2,404	2,049
Profit/(loss)	(19)	192	(348)
Share of Other Comprehensive Income, net amount	$ (112)	40	29
Yamal LNG | Integrated Gas, Renewables and Power
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Integrated Gas, Renewables and Power
Joint Ventures
% owned	26.00%
Hanwha Total Petrochemical Co. Limited | Refining & Chemicals
Joint Ventures
Non current assets	$ 4,310	4,017	3,989
Current assets excluding cash and cash equivalents	1,842	2,180	2,258
Cash and cash equivalents	322	237	283
Total assets	6,474	6,434	6,530
Shareholder's equity	3,319	3,534	3,612
Other non current liabilities	150	157	148
Financial debt	1,761	1,418	1,078
Other current liabilities	756	725	1,144
Current borrowings	488	600	548
Total liabilities & shareholders' equity	6,474	6,434	6,530
Revenues from sales	8,437	10,191	8,565
Depreciation and depletion of tangible assets and mineral interests	(256)	(269)	(264)
Interest income		9
Interest expense	(14)	(5)	(3)
Income taxes	(124)	(310)	(369)
Net income	302	754	973
Other comprehensive income	$ (116)	$ (169)	$ 398
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,660	$ 1,767	$ 1,806
Profit/(loss)	150	377	486
Share of Other Comprehensive Income, net amount	(68)	(67)	170
Dividends paid to the Group	$ 200	$ 332	$ 353